Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Goodwill beginning balance	$ 834,855	$ 836,970
Effect of Foreign Currency Translation	1,232	(2,115)
Effect of CrowdStorage acquisition	453
Goodwill ending balance	$ 836,540	$ 834,855